Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Derivative instruments effect on statement of operations

	Six months ended June 30,
	2018	2019
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$140	$-
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(141)	-
Total Gain/(loss) on derivative financial instruments, net	$(1)	$-

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	(73)	-
Total Gain/(loss) recognized	$(73)	$-

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	1,580	8,337
Realized gain/(loss) on bunker swaps	71	33
Unrealized gain/(loss) on forward freight agreements	(1,097)	(2,290)
Unrealized gain/(loss) on bunker swaps	1,446	1,303
Total Gain/(loss) recognized	$2,000	$7,383

Fair value measurements on a recurring basis
	Significant Other Observable Inputs (Level 2)
	December 31, 2018		June 30, 2019
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 537	-		-
Total	$ 537	-	$ -	-
LIABILITIES
Forward freight agreements - liability position	$ -	-	1,902	-
Bunker swaps - liability position	1,799	-	496	-
Total	$ 1,799	-	2,398	-

Fair value measurements on a nonrecurring basis
Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$-	24,475	-	3,411
TOTAL	$-	24,475	-	3,411